Share-based compensation (Details) - Equity Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of shares, Outstanding as of January 1, 2017	972,581
Number of shares, Granted during the year	0
Number of shares, Exercised during the year	(558,875)
Number of shares, Forfeited during the year	0
Number of shares, Outstanding as of December 31, 2017	413,706	972,581
Number of shares, Exercisable as of December 31, 2017	413,706
Weighted average exercise prices, Outstanding as of January 1, 2017	$ 5.71
Weighted average exercise prices, Granted during the year	0
Weighted average exercise prices, Exercised during the year	5.10
Weighted average exercise prices, Forfeited during the year	0
Weighted average exercise prices, Outstanding as of December 31, 2017	6.54	$ 5.71
Weighted average exercise prices, Exercisable as of December 31, 2017	$ 6.54
Aggregate intrinsic value, Outstanding as of January 1, 2017	$ 12,867
Aggregate intrinsic value, Outstanding as of December 31, 2017	10,450	$ 12,867
Aggregate intrinsic value, Exercisable as of December 31, 2017	$ 10,450
Weighted average remaining contractual life Outstanding as of January 1, 2017	3 years 9 months 25 days	4 years 11 months 26 days
Weighted average remaining contractual life Exercisable as of December 31, 2017	3 years 9 months 25 days